Offerings - Offering: 1	Nov. 25, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 2,200,000.00
Amount of Registration Fee	$ 336.82
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $336.82 was paid in connection with the filing of the Schedule TO-I by FT Vest Total Return Income Fund: Series A3 (File No. 005-95230) on September 16, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.